Transactions and balances with related parties (Tables)	6 Months Ended
Jun. 30, 2026
Transactions and balances with related parties
Schedule of outstanding amounts and transactions with related parties

	June 30, 2026	December 31, 2025
Kyklades Maritime Corporation	$8,475,446	$6,286,469
Total	$8,475,446	$6,286,469

	Six months ended,
Management fees	2026	2025
Kyklades Maritime Corporation	$2,850,820	$2,280,600
Total	$2,850,820	$2,280,600